PSI All Asset Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: PSI All Asset Fund
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks positive absolute returns with less volatility.
Expense [Heading]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page ________ of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees	PSI All Asset Fund Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee (as a % of amount redeemed, if sold within 30 days)	none

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses	PSI All Asset Fund Class A Shares
Management Fees	1.00%
Distribution and/or Service (12b-1 Fees)	0.25%
Other Expenses	1.57%
Acquired Fund Fees and Expenses	0.30%	[1]
Total Annual Fund Operating Expenses	3.12%
Fee Waiver and/or Reimbursement	(0.92%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	2.20%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser has contractually agreed to waive management fees and/or to make payments to limit Fund expenses, at least until October 31, 2020, so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser) of the Fund do not exceed 1.90% of average daily net assets. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years from the date in which the fees were waived or reimbursed) if such recoupment can be achieved within the foregoing expense limit. This agreement may be terminated only by the Board of Trustees on 60 days' written notice to the adviser.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example further assumes that the adviser’s fee waiver/reimbursement agreement with respect to the Fund will be in effect for only a one-year term. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example	1 Year	3 Years	5 Years	10 Years
PSI All Asset Fund | Class A Shares | USD ($)	785	1,401	2,041	3,747

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover was 5,191% of the average value of its portfolio.

Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund’s investment adviser seeks to achieve the Fund’s investment objective by investing long or short in a combination of underlying funds which include exchange traded funds (“ETFs”), derivatives and open-end investment companies (“mutual funds”) using the adviser’s long/short strategy. The Fund will not sell short or take short positions directly but, instead, the adviser will execute the “short” portion of its strategy through the purchase of inverse ETFs. The ETFs and mutual funds in which the Fund invests each primarily invest in (1) US common stocks, (2) foreign common stocks, (3) US fixed income securities, (4) foreign fixed income securities, (5) money market securities, (6) commodities, or (7) currencies. The adviser invests Fund assets without restriction as to minimum issuer credit quality, sector, capitalization, country of origin, or security maturity. Fixed income ETFs and mutual funds may invest in non-investment grade fixed income securities, commonly known as “high yield” or “junk” bonds that are rated below Baa3 by Moody’s Investors Service or similarly by another rating agency. Foreign common stock ETFs and mutual funds may invest in common stock of companies located in emerging market countries.

The Fund’s investment adviser seeks to provide long and inverse exposure to a broad range of asset classes. Holdings can include U.S. market sectors, broad based U.S. and international indices, fixed-income, and commodities. The Fund engages in frequent trading of its portfolio securities, which results in higher transaction costs to the Fund.

The adviser uses a two-pronged approach in making investment decisions. The adviser first determines whether the market is in a bullish (risk-on) mode or bearish (risk-off) mode. This is accomplished through the use of intermediate-to-longer term equity market momentum indicators as well as other indicators based on factors that influence the equity markets. Once the market mode is determined, the adviser then applies shorter term indicators to the various market segments to flag those that the adviser considers to be overbought or oversold. The Fund will take inverse positions in overbought segments and long positions in oversold segments. The sizing of these long/inverse positions is core to the Fund. Long positions in a risk-on environment and short positions in a risk-off environment are given full exposures. Long positions in a risk-off environment and short positions in a risk-on environment are given much lighter exposures since these would be positioned opposite to the prevailing market tendency. In addition to the dynamic exposure mechanism, there is an additional layer of risk management where it will further reduce all exposures during periods of heightened market volatility.

Up to 100% of the Fund’s assets may be committed to either long, inverse or money market positions on any given day. It does not have any constraints on the use of leveraged funds which can result in an exposure as high as plus or minus 200%. The Fund may not be suitable for conservative investors. Investors should have a three- to five-year investment time horizon, an investment objective of growth, and be willing to accept short-term volatility in the value of their investment.

The PSI All Asset Fund may be suitable for investors who seek growth and actively managed exposure to multiple sectors, have a long term time horizon, and who value an approach other than buy-and-hold. This Fund is not managed for tax efficiency. Investors should expect occasional high fluctuation of capital.

Risk [Heading]	Principal Investment Risks:
Risk Narrative [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

The following risks apply to the Fund through its investments in ETFs as well as through any direct investments in non-ETF securities and derivatives.

• Commodity Risk: Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or production restrictions.

• Credit Risk: Security issuers and derivative counterparties might not make payments on securities or instruments held by the Fund resulting in losses. Credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. High yield or junk bonds are speculative investments that carry greater risk of default than higher quality debt securities.

• Derivatives Risk: Derivative instruments involve leverage and tracking risks because a small investment may result in large price changes and derivatives may not be a perfect substitute for securities.

• Emerging Markets Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems which offer fewer protections to securities holders. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

• ETF and Mutual Fund Risk: The cost of investing in the Fund will be higher than the cost of investing directly in ETFs and mutual funds and may be higher than other mutual funds that invest directly in stocks and bonds. Inverse ETFs tend to limit the Fund’s participation in overall market-wide gains. Each ETF and mutual fund is subject to specific risks, depending on the nature of the fund.

• Fixed Income Risk: A rise in interest rates causes a decline in the value of fixed income securities and fixed income derivatives.

• Foreign Currency Risk: Foreign securities and currency strategies will subject the Fund to currency trading risks that include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

• Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

• Inverse Position Risk: Investments in inverse positions will prevent the Fund from participating in market-wide or sector-wide gains and may not prove to be an effective hedge. During periods of increased volatility, inverse positions may not perform in the manner they are designed. To the extent that inverse ETFs are held for more than one day, the value of the inverse ETF over time may be better or worse than the inverse performance of the specified Index. This compounding effect will become more pronounced during times of market volatility.

• Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

• Junk Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

• Leverage/Volatility Risk: The Fund may employ leverage and may invest in leveraged instruments. Borrowing magnifies the potential for losses and exposes the Fund interest expenses on borrowing. The more the Fund invests in leverage instruments, the more this leverage will magnify any losses on those investments. Leverage will cause the value of the Fund’s shares to be more volatile than if the Fund did not use leverage.

• Management Risk: The adviser’s dependence on the long/short strategy and judgments about the attractiveness, value and potential appreciation of particular asset classes, securities and derivatives in which the Fund invests may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets.

• Sector Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

• Small and Medium Capitalization Stock Risk: The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

• Turnover Risk: The Fund engages in high frequency trading which results in a significantly high turnover rate. Higher portfolio turnover results in higher transactional and brokerage costs and may result in the Fund realizing more short-term capital gains than other funds Such transactional and brokerage costs have a negative effect on Fund performance.

Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Class A shares of the Fund for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by calling 1-888-928-9774.

Bar Chart [Heading]	Class A Annual Total Return For Calendar Years Ended December 31 (Returns do not reflect sales charges and would be lower if they did)
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	2nd Quarter 2016	9.67%
Worst Quarter:	4th Quarter 2018	(13.09)%
The year-to-date return as of the most recent calendar quarter, which ended September 30, 2019, was 5.56%.
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2018)
Performance [Table]
Average Annual Total Returns - PSI All Asset Fund		Label	One Year	Five Years	Since Inception	Inception Date
Class A Shares		Return before taxes	(26.92%)	(5.63%)	(4.83%)	Aug. 23, 2010
Class A Shares | Return after taxes on distributions	[1]		(26.92%)	(5.63%)	(4.93%)
Class A Shares | Return after taxes on distributions and sale of Fund shares	[1]		(15.94%)	(4.17%)	(3.52%)
BarclayHedge Equity Long/Short Index	[2]		(3.29%)	2.39%	4.20%
Standard & Poor's 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)	[3]		(4.38%)	8.49%	13.10%
[1]	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	The BarclayHedge Equity Long/Short Index represents funds involving equity-oriented strategies that invest in both the long and short sides of the market. The objective is not to be market neutral. Managers have the ability to shift from value to growth, from small to medium to large capitalization stocks, and from a net long position to a net short position. Managers may use futures and options to hedge. The focus may be regional or sector specific.
[3]	The S&P 500 Total Return Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks res[resenting all major industries,. Investors cannot invest directly in an index.

PSI Strategic Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: PSI Strategic Growth Fund
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund primarily seeks long-term capital appreciation.
Objective, Secondary [Text Block]	and secondarily, capital preservation.
Expense [Heading]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page ________ of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees	PSI Strategic Growth Fund Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee (as a % of amount redeemed, if sold within 30 days)	none

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses	PSI Strategic Growth Fund Class A Shares
Management Fees	1.00%
Distribution and/or Service (12b-1 Fees)	0.25%
Other Expenses	1.03%
Acquired Fund Fees and Expenses	0.47%	[1]
Total Annual Fund Operating Expenses	2.75%
Fee Waiver and/or Reimbursement	(0.38%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	2.37%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser has contractually agreed to waive management fees and/or to make payments to limit Fund expenses, at least until October 31, 2020, so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser) of the Fund do not exceed 1.90% of average daily net assets. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years from the date in which the fees were waived or reimbursed) if such recoupment can be achieved within the foregoing expense limit. This agreement may be terminated only by the Board of Trustees on 60 days' written notice to the adviser.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example further assumes that the adviser’s fee waiver/reimbursement agreement with respect to the Fund will be in effect for only a one-year term. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example	1 Year	3 Years	5 Years	10 Years
PSI Strategic Growth Fund | Class A Shares | USD ($)	801	1,345	1,914	3,452

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover was 5,155% of the average value of its portfolio.

Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund’s investment adviser seeks to achieve the Fund’s primary investment objective by investing in a combination of underlying funds which include open-end investment companies (“mutual funds”) and exchange traded funds (“ETFs”) that each invest primarily in (1) U.S. fixed income securities, (2) money market securities, (3) U.S. equity securities (common and preferred stocks), (4) Foreign equity securities (common and preferred stocks), or (5) alternative assets, which the Fund defines as commodity-related, currency-related or real estate-related securities, using the adviser’s market analysis strategy, or (6) inverse securities designed to produce short positions with returns opposite to the securities index to which they are linked.

The adviser seeks to achieve the Fund’s secondary investment objective, in part, by investing in alternative assets, which it believes have returns that are not highly correlated to those of the equity or fixed income markets in general, and by hedging up to 50% of the Fund’s assets through derivatives or by purchasing inverse ETFs (securities designed to produce short positions with returns opposite to the securities index to which they are linked). The adviser may also use derivatives as a substitute for securities to fulfill either the primary or secondary investment objective.

Fund assets are selected by the adviser without restriction as to minimum issuer credit quality, sector, capitalization, country of origin, or security maturity. Fixed income ETFs may invest in non-investment grade fixed income securities, commonly known as “high yield” or “junk” bonds that are rated below Baa3 by Moody’s Investors Service or similarly by another rating agency. Foreign common stock ETFs may invest in common stock of companies located in emerging market countries. The use of “Growth” in the Fund’s name refers, generally, to the goal of growth of investment rather than a strategy of investing in relatively high-growth companies.

The adviser’s market analysis strategy assesses the return outlook for segments of the capital markets by giving consideration to both the long term historic risk (as measured by volatility of returns) and return characteristics of the various asset classes, as well as how fundamental drivers, such as economic growth rates, could be expected to shape the future return and risk characteristics. The strategy relies on broad asset class representation and the inclusion of lower correlated asset classes to reduce expected volatility and deliver favorable performance under various market conditions. The adviser anticipates that, based upon its analysis of long-term historical returns and volatility of various asset classes, the Fund will allocate assets in the following ranges.

Asset Class	Percent Allocation
Equity	25% to 150%
Fixed Income	0% to 100%
Alternatives Asset	0% to 50%

The adviser buys securities within specific market segments when its market analysis indicates a high probability that the segments and securities are likely to outperform competing investments. The adviser sells securities to reduce exposure to a market segment or a security when its analysis indicates that the segment or security is likely to underperform competing investments. The adviser will buy and sell derivatives for similar reasons.

The adviser may engage in frequent buying and selling of securities to achieve the Fund’s investment objectives, resulting in higher transactional and brokerage costs to the Fund. The Fund is not managed for tax efficiency.

Risk [Heading]	Principal Investment Risks:
Risk Narrative [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

The following risks apply to the Fund through its investments in ETFs and mutual funds as well as through any direct investments in specific non-fund securities and derivatives.

• Commodity Risk: Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or production restrictions.

• Credit Risk: Security issuers and derivative counterparties might not make payments on securities or instruments held by the Fund resulting in losses. Credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. High yield or junk bonds are speculative investments that carry greater risk of default than higher quality debt securities.

• Derivatives Risk: Derivative instruments involve leverage and tracking risks because a small investment may result in large price changes and derivatives may not be a perfect substitute for securities.

• Emerging Markets Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems which offer fewer protections to securities holders. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

• ETF and Mutual Fund Risk: The cost of investing in the Fund will be higher than the cost of investing directly in ETFs and mutual funds and may be higher than other mutual funds that invest directly in stocks and bonds. Inverse ETFs tend to limit the Fund’s participation in overall market-wide gains. To the extent that inverse ETFs are held for more than one day, the value of the inverse ETF over time may be better or worse than the inverse performance of the specified Index. This compounding effect will become more pronounced during times of market volatility. Each ETF and mutual fund is subject to specific risks, depending on the nature of the fund. ETFs and mutual funds may employ leverage, which magnifies the changes in the underlying stock or other index upon which they are based. For example, if an ETF’s current benchmark is 200% of the XYZ Index and the ETF meets its objective, the value of the ETF will tend to increase or decrease twice the value of the change in the underlying index. (e.g., if the XYZ Index goes up 10% then the leveraged ETF’s value should go up 20%; conversely, if the XYZ Index goes down 10% then the leveraged ETF’s value should go down 20%).

• Fixed Income Risk: A rise in interest rates causes a decline in the value of fixed income securities and fixed income derivatives.

• Foreign Currency Risk: Foreign securities and currency strategies will subject the Fund to currency trading risks that include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

• Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

• Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

• Junk Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

• Management Risk: The adviser’s dependence on the quantitative strategy and judgments about the attractiveness, value and potential appreciation of particular asset classes, securities and derivatives in which the Fund invests may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets.

• Real Estate Risk: Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations. A real estate investment trust’s (“REIT”) performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.

• Small and Medium Capitalization Stock Risk: The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

• Turnover Risk: The Fund engages in high frequency trading which results in a significantly high turnover rate. Higher portfolio turnover results in higher transactional and brokerage costs and may result in the Fund realizing more short-term capital gains than other funds. Such transactional and brokerage costs have a negative effect on Fund performance.

Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Class A shares of the Fund for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by calling 1-888-928-9774.

Bar Chart [Heading]	Class A Annual Total Return For Calendar Years Ended December 31 (Returns do not reflect sales charges and would be lower if they did)
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	1st Quarter 2012	8.38%
Worst Quarter:	1st Quarter 2018	(13.44)%
The year-to-date return as of the most recent calendar quarter, which ended September 30, 2019, was 8.69%.
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2018)
Performance [Table]
Average Annual Total Returns - PSI Strategic Growth Fund		Label	One Year	Five Years	Since Inception
Class A Shares		Return before taxes	(23.70%)	(2.09%)	0.29%
Class A Shares | Return after taxes on distributions	[1]		(23.70%)	(2.37%)	(0.39%)
Class A Shares | Return after taxes on distributions and sale of Fund shares	[1]		(14.03%)	(1.66%)	0.01%
BarclayHedge Equity Long/Short Index	[2]		(3.29%)	2.39%	4.20%
Standard & Poor's 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)	[3]		(4.38%)	8.49%	13.10%
[1]	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	The BarclayHedge Equity Long/Short Index represents funds involving equity-oriented strategies that invest in both the long and short sides of the market. The objective is not to be market neutral. Managers have the ability to shift from value to growth, from small to medium to large capitalization stocks, and from a net long position to a net short position. Managers may use futures and options to hedge. The focus may be regional or sector specific.
[3]	The S&P 500 Total Return Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks res[resenting all major industries,. Investors cannot invest directly in an index.

PSI Tactical Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: PSI Tactical Growth Fund
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund primarily seeks total return from income and capital appreciation
Objective, Secondary [Text Block]	and secondarily, capital preservation.
Expense [Heading]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page ________ of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees	PSI Tactical Growth Fund Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee (as a % of amount redeemed, if sold within 30 days)	none

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses	PSI Tactical Growth Fund Class A Shares
Management Fees	1.00%
Distribution and/or Service (12b-1 Fees)	0.25%
Other Expenses	1.33%
Acquired Fund Fees and Expenses	0.55%	[1]
Total Annual Fund Operating Expenses	3.13%
Fee Waiver and/or Reimbursement	(0.68%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	2.45%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser has contractually agreed to waive management fees and/or to make payments to limit Fund expenses, at least until October 31, 2020, so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser) of the Fund do not exceed 1.90% of average daily net assets. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years from the date in which the fees were waived or reimbursed) if such recoupment can be achieved within the foregoing expense limit. This agreement may be terminated only by the Board of Trustees on 60 days written notice to the adviser.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example further assumes that the adviser’s fee waiver/reimbursement agreement with respect to the Fund will be in effect for only a one-year term. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example	1 Year	3 Years	5 Years	10 Years
PSI Tactical Growth Fund | Class A Shares | USD ($)	809	1,425	2,065	3,772

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover was 6,333% of the average value of its portfolio.

Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund’s investment adviser seeks to achieve the Fund’s primary investment objective by investing combination of underlying funds which include open-end investment companies (“mutual funds”) and exchange traded funds (“ETFs”) that each invest primarily in (1) U.S. fixed income securities, (2) money market securities, (3) U.S. equity securities (common and preferred stocks), (4) Foreign equity securities (common and preferred stocks), or (5) alternative assets, which the Fund defines as commodity-related, currency-related or real estate-related securities, using the adviser’s tactical strategy.

The adviser’s tactical strategy combines two investment disciplines. The first determines entry and exit points to and from the market based on historical market-price moving average indicators. Additionally, entry and exit points are refined by stop loss points (a form of automatic sell decision based upon a set drop in a security’s price) in an effort to help control losses in any one specific position. In volatile or downward markets, the adviser seeks to add value by taking hedged or defensive positions. The second discipline relies on two calendar-based cycles. The first, a weekly stock rotation cycle indicator seeks to identify sectors and markets likely to outperform the overall market. The second, a monthly cash flow cycle measure seeks to identify periods of market strength (rising prices) caused by positive changes in cash flow into the market.

The adviser seeks to achieve the Fund’s secondary investment objective, in part, by investing in alternative assets, which it believes have returns that are not highly correlated to those of the equity or fixed income markets in general, and by hedging up to 50% of the Fund’s assets through derivatives or by purchasing inverse ETFs (securities designed to produce short positions with returns opposite to the securities index to which they are linked). The adviser may also use derivatives as a substitute for securities to fulfill either the primary or secondary investment objective.

Fund assets are selected by the adviser without restriction as to minimum issuer credit quality, sector, capitalization, country of origin, or security maturity. Fixed income ETFs may invest in non-investment grade fixed income securities, commonly known as “high yield” or “junk” bonds that are rated below Baa3 by Moody’s Investors Service or similarly by another rating agency. Foreign common stock ETFs may invest in common stock of companies located in emerging market countries. The use of “Growth” in the Fund’s name refers generally to the goal of growth of investment rather than a strategy of investing in relatively high-growth companies.

The adviser’s tactical strategy assesses the return outlook for segments of the capital markets by giving consideration to both the long term historic risk (as measured by volatility of returns) and return characteristics of the various asset classes. Additionally, the adviser employs a technical market analysis method of evaluating securities by analyzing statistics generated by market activity, such as past prices and trading volume, in an effort to determine probable future prices. The adviser anticipates that, based upon its analysis of long-term historical returns and volatility of various asset classes, the Fund will allocate assets in the following ranges.

Asset Class	Percent Allocation
Equity	0% to 100%
Fixed Income	0% to 100%
Alternatives Asset	0% to 90%

The adviser buys securities within specific market segments when its tactical analysis indicates a high probability that the segments and securities are likely to outperform competing investments. The adviser sells securities to reduce exposure to a market segment or a security when its tactical analysis indicates that the segment or security is likely to underperform competing investments.

The adviser may engage in frequent buying and selling of securities to achieve the Fund’s investment objectives, resulting in higher transactional and brokerage costs to the Fund. The Fund is not managed for tax efficiency.

Risk [Heading]	Principal Investment Risks:
Risk Narrative [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

The following risks apply to the Fund through its investments in ETFs and mutual funds as well as through any direct investments in specific non-fund securities and derivatives.

• Commodity Risk: Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or production restrictions.

• Credit Risk: Security issuers and derivative counterparties might not make payments on securities or instruments held by the Fund resulting in losses. Credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. High yield or junk bonds are speculative investments that carry greater risk of default than higher quality debt securities.

• Derivatives Risk: Derivative instruments involve leverage and tracking risks because a small investment may result in large price changes and derivatives may not be a perfect substitute for securities.

• Emerging Markets Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems which offer fewer protections to securities holders. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

• ETF and Mutual Fund Risk: The cost of investing in the Fund will be higher than the cost of investing directly in ETFs and mutual funds and may be higher than other mutual funds that invest directly in stocks and bonds. Inverse ETFs tend to limit the Fund’s participation in overall market-wide gains. Each ETF and mutual fund is subject to specific risks, depending on the nature of the fund.

• Fixed Income Risk: A rise in interest rates causes a decline in the value of fixed income securities and fixed income derivatives.

• Foreign Currency Risk: Foreign securities and currency strategies will subject the Fund to currency trading risks that include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

• Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

• Inverse Position Risk: Investments in inverse positions will prevent the Fund from participating in market-wide or sector-wide gains and may not prove to be an effective hedge. During periods of increased volatility, inverse positions may not perform in the manner they are designed. To the extent that inverse ETFs are held for more than one day, the value of the inverse ETF over time may be better or worse than the inverse performance of the specified Index. This compounding effect will become more pronounced during times of market volatility.

• Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

• Junk Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

• Management Risk: The adviser’s dependence on its tactical strategy and judgments about the attractiveness, value and potential appreciation of particular asset classes, securities and derivatives in which the Fund invests may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets.

• Real Estate Risk: Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations. A real estate investment trust’s (“REIT”) performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.

• Small and Medium Capitalization Stock Risk: The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

• Turnover Risk: The Fund engages in frequency trading which results in a significantly high turnover rate. Higher portfolio turnover results in higher transactional and brokerage costs and may result in the Fund realizing more short-term capital gains than other funds. Such transactional and brokerage costs have a negative effect on Fund performance.

Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Class A shares of the Fund for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by calling 1-888-928-9774.

Bar Chart [Heading]	Class A Annual Total Return For Calendar Years Ended December 31 (Returns do not reflect sales charges and would be lower if they did)
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	1st Quarter 2012	5.90%
Worst Quarter:	3rd Quarter 2011	(11.98)%
The year-to-date return as of the most recent calendar quarter, which ended September 30, 2019, was 2.20%.
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2018)
Performance [Table]
Average Annual Total Returns - PSI Tactical Growth Fund		Label	One Year	Five Years	Since Inception	Inception Date
Class A Shares		Return before taxes	(11.95%)	(2.22%)	0.73%	Aug. 23, 2010
Class A Shares | Return after taxes on distributions	[1]		(14.68%)	(3.28%)	(0.49%)
Class A Shares | Return after taxes on distributions and sale of Fund shares	[1]		(7.04%)	(2.07%)	0.10%
Standard & Poor's 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)	[2]		(4.38%)	8.49%	13.10%
BarclayHedge Global Marco Index	[3]		(5.67%)	1.17%	1.81%
[1]	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	The S&P 500 Total Return Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks res[resenting all major industries,. Investors cannot invest directly in an index.
[3]	The BarclayHedge Global Macro Index represents a measure of the average return of the macro geared/strategized hedge funds within the Barclay database whose positions reflect the direction of the overall market as attributed to major economic trends and/or events. The portfolios of these funds comprise an offering of stocks, bonds, currencies, and commodities in the form of cash or derivative instruments. A majority of these funds invest globally in both developed and emerging markets. An investor cannot invest directly in an index.